Finance Lease Receivables, Net - Summary of Movement of Allowance for Finance Lease Receivables (Detail)	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)
Capital Leases, Future Minimum Payments Receivable, Fiscal Year Maturity [Abstract]
Balance at the beginning of the year	¥ 13,544,836	$ 1,945,594	¥ 11,276,288
Additions	18,855,252	2,708,387	3,798,362
Charge-offs	(13,311,251)	(1,912,042)	(1,529,814)
Balance at the end of the year	¥ 19,088,837	$ 2,741,939	¥ 13,544,836